Net Loss per Share - Schedule of calculation of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (22,131,000)	$ (12,725,000)	$ (89,617,000)	$ (24,334,000)	$ (55,146,000)	$ (26,749,000)
Capital Unit, Class A [Member]
Numerator
Net loss	$ (22,131)	$ (12,725)	$ (89,617)	$ (24,334)	$ (55,146)	$ (26,749)
Denominator
Weighted average Class A Units outstanding , Basic	186,500,000	140,109,890	186,500,000	131,160,221	150,706,849	104,986,301
Weighted average Class A Units outstanding , Diluted	186,500,000	140,109,890	186,500,000	131,160,221	150,706,849	104,986,301
Net loss per Class A Unit
Net loss per Class A Unit , Basic	$ (0.12)	$ (0.09)	$ (0.48)	$ (0.19)	$ (0.37)	$ (0.25)
Net loss per Class A Unit , Diluted	$ (0.12)	$ (0.09)	$ (0.48)	$ (0.19)	$ (0.37)	$ (0.25)
Capital Unit, Class B [Member]
Net loss per Class A Unit
Antidilutive Securities	27,100,937	7,767,122	27,100,937	7,767,122